                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-4577

                      (Investment Company Act File Number)

                        Federated Income Securities Trust
              _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/03

               Date of Reporting Period: Fiscal year ended 4/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Intermediate Income Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND FUND OFFICERS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.88	$9.86	$9.45	$10.07	$10.17
Income From Investment Operations:
Net investment income	0.60	0.62 [1]	0.65	0.62	0.60
Net realized and unrealized gain (loss) on investments	0.46	0.02 [1]	0.41	(0.60)	(0.10)

TOTAL FROM INVESTMENT OPERATIONS	1.06	0.64	1.06	0.02	0.50

Less Distributions:
Distributions from net investment income	(0.60)	(0.62)	(0.65)	(0.62)	(0.60)
Distributions from net realized gain on investments	--	--	--	(0.02)	(0.00)[2]

TOTAL DISTRIBUTIONS	(0.60)	(0.62)	(0.65)	(0.64)	(0.60)

Net Asset Value, End of Period	$10.34	$9.88	$9.86	$ 9.45	$10.07

Total Return[3]	11.08%	6.55%	11.54%	0.30%	5.03%

Ratios to Average Net Assets:

Expenses	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	5.97%	6.16%[1]	6.72%	6.48%	5.87%

Expense waiver/reimbursement[4]	0.38%	0.37%	0.35%	0.37%	0.43%

Supplemental Data:

Net assets, end of period (000 omitted)	$241,837	$293,262	$300,289	$294,644	$219,824

Portfolio turnover	52%	45%	43%	54%	41%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 9.88	$9.86	$9.45	$10.07	$10.17
Income From Investment Operations:
Net investment income	0.58	0.59 [1]	0.63	0.60	0.58
Net realized and unrealized gain (loss) on investments	0.46	0.02 [1]	0.41	(0.60)	(0.10)

TOTAL FROM INVESTMENT OPERATIONS	1.04	0.61	1.04	0.00	0.48

Less Distributions:
Distributions from net investment income	(0.58)	(0.59)	(0.63)	(0.60)	(0.58)
Distributions from net realized gain on investments	--	--	--	(0.02)	(0.00)[2]

TOTAL DISTRIBUTIONS	(0.58)	(0.59)	(0.63)	(0.62)	(0.58)

Net Asset Value, End of Period	$10.34	$9.88	$9.86	$ 9.45	$10.07

Total Return[3]	10.81%	6.29%	11.26%	0.05%	4.77%

Ratios to Average Net Assets:

Expenses	0.80%	0.80%	0.81%	0.80%	0.80%

Net investment income	5.69%	5.91%[1]	6.46%	6.24%	5.64%

Expense waiver/reimbursement[4]	0.38%	0.37%	0.34%	0.37%	0.43%

Supplemental Data:

Net assets, end of period (000 omitted)	$56,080	$43,461	$36,206	$18,159	$13,204

Portfolio turnover	52%	45%	43%	54%	41%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discounts/amortizing premium on long-term debt securities. For the fiscal year ended April 30, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

The fiscal year ended April 30, 2003, was one of extremes from significant corporate accounting scandals, to a continually struggling business environment, to the build-up and ultimate war with Iraq. The 12-month reporting period began with a large corporate debt downgrade and the WorldCom bankruptcy scandal. The summer months of 2002 exhibited a massive investor flight to quality, as demand for the relative safety of U.S. government debt securities rose dramatically. Correspondingly, the equity markets suffered a combination of investor cash outflows in conjunction with falling prices. Corporate bonds, being somewhat correlated to the equity market, at least in terms of investor confidence, dramatically underperformed U.S. government debt securities over the summer months.

The latter part of 2002 and the first four months of 2003 brought about a massive investor preference change, with increased demand for higher-yielding debt securities. Interest rates fell to low levels not experienced in decades necessitating greater attention to the corporate bond market. The business spending and employment situations, however, remained in a long slump, which had the effect of keeping inflation rates very low. Thus, over the entire fiscal year period, shareholders were in a position to benefit from falling interest rates and a rebounding corporate bond market.

For the 12-month reporting period ended April 30, 2003, the fund's Institutional Shares generated an 11.08% total return to shareholders, while the Institutional Service Shares produced a total return of 10.81%.1 Interest rates fell significantly across the entire maturity spectrum ranging from a decline of 83 basis points for the 30-year Treasury to a decline of 186 basis points for the 3-year Treasury. The corporate bond rebound in the latter half of the fiscal year period significantly enhanced fund performance, as the portfolio gradually increased its exposure above the neutral position for corporate debt securities.

Over the coming months, it is anticipated that overall economic activity will remain subdued, but not to the point of exhibiting a "double-dip" recession scenario. With the dramatic drop in interest rates, fund management has taken a neutral to slightly defensive duration posture along with a continued overweight in the investment grade corporate bond sector, and thereby substituting interest rate exposure for corporate credit exposure.2

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

GROWTH OF $25,000 INVESTED IN FEDERATED INTERMEDIATE INCOME FUND--INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Intermediate Income Fund (Institutional Shares) (the "Fund") from December 20, 1993 (start of performance) to April 30, 2003, compared to the Lehman Brothers Government/Credit Index (LBGC),2 Lehman Brothers Credit Bond Index (LBCB),2 Lehman Brothers Intermediate Government/Credit Index (LBIGC)2 and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA).3

Average Annual Total Return for the Period Ended 4/30/2003
1 Year	11.08%
5 Years	6.82%
Start of Performance (12/20/1993)	7.00%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGC, LBCB, LBIGC and the LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBGC, LBCB and LBIGC are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF $25,000 INVESTED IN FEDERATED INTERMEDIATE INCOME FUND--INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in the Federated Intermediate Income Fund (Institutional Service Shares) (the "Fund") from December 20, 1993 (start of performance) to April 30, 2003, compared to the Lehman Brothers Government/Credit Index (LBGC),2 Lehman Brothers Credit Bond Index (LBCB),2 Lehman Brothers Intermediate Government/Credit Index (LBIGC) 2 and the Lipper Intermediate-Term Investment Grade Debt Funds Average (LIIGDFA).3

Average Annual Total Return for the Period Ended 4/30/2003
1 Year	10.81%
5 Years	6.55%
Start of Performance (12/20/1993)	6.73%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGC, LBCB, LBIGC and the LIIGDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The LBGC, LBCB and LBIGC are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged.

3 The LIIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Portfolio of Investments

April 30, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--2.5%
		Asset-Backed Securities--0.2%
$500,000		Discover Card Trust 1996-3, Class B, 6.25%, 8/18/2008	$539,310

		Credit Card--0.5%
1,500,000		Prime Credit Card Master Trust 2000-1, Class A, 6.70%, 10/15/2009	1,640,595

		Financial Inst. - Brokerage--0.3%
810,350	[1]	World Financial, Class B, 6.91%, 9/1/2013	898,227

		Home Equity Loan--0.6%
982,300	[1]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,032,181
836,089		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	887,909

		TOTAL	1,920,090

		Manufactured Housing--0.1%
1,350,000		Green Tree Financial Corp. 1999-5, Class B1, 9.20%, 4/1/2031	227,961

		Utilities--0.8%
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1, Series 1997-1, Class A8, 6.48%, 12/26/2009	2,260,400

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $7,967,326)	7,486,583

		COLLATERALIZED MORTGAGE OBLIGATIONS--1.4%
		Federal Home Loan Mortgage Corporation--0.7%
623,736		Federal Home Loan Mortgage Corp., Series 1228H, 7.00%, 2/15/2022	647,537
1,470,000		Federal Home Loan Mortgage Corp., Series 1468M, 7.00%, 1/15/2010	1,546,984

		TOTAL	2,194,521

		Federal National Mortgage Association--0.5%
405,510		Federal National Mortgage Association, Series 1992-124, Class D, 7.00%, 4/25/2010	408,555
1,000,000		Federal National Mortgage Association, Series 1996-68, Class VC, 6.50%, 9/18/2010	1,030,400

		TOTAL	1,438,955

		Structured Product (Asset Backed Securities)--0.2%
261,095		Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/2023	261,698
300,000		Residential Funding Corp. 1993-S31, Class A7, 7.00%, 9/25/2023	304,440

		TOTAL	566,138

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,078,753)	4,199,614

		CORPORATE BONDS--72.1%
		Basic Industry - Chemicals--0.1%
750,000	[1]	Fertinitro Finance, Company Guarantee, 8.29%, 4/1/2020	290,625

Principal Amount			Value
		CORPORATE BONDS--continued
		Basic Industry - Metals & Mining--3.4%
$650,000		BHP Finance (USA), Ltd., 4.80%, 4/15/2013	$662,876
500,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	571,205
2,922,000		Inco Ltd., Note, 9.60%, 6/15/2022	3,085,194
2,405,000		Noranda, Inc., Deb., 8.125%, 6/15/2004	2,515,293
4,125,000		Normandy Yandal Operations Ltd., Sr. Note, 8.875%, 4/1/2008	2,495,625
750,000		Placer Dome, Inc., Bond, 8.50%, 12/31/2045	870,210

		TOTAL	10,200,403

		Capital Goods - Diversified Manufacturing--0.2%
500,000		Kennametal, Inc., Sr. Note, 7.20%, 6/15/2012	526,625

		Capital Goods - Environmental--2.4%
500,000		Republic Services, Inc., Note, 7.125%, 5/15/2009	578,230
900,000		Republic Services, Inc., Sr. Note, 6.75%, 8/15/2011	1,014,138
2,500,000		USA Waste Services, Inc., Sr. Note, 7.00%, 10/1/2004	2,668,050
425,000		USA Waste Services, Inc., Sr. Note, 7.125%, 10/1/2007	482,928
2,000,000		Waste Management, Inc., Deb., 8.75%, 5/1/2018	2,385,940

		TOTAL	7,129,286

		Capital Goods- Aerospace & Defense--1.8%
1,500,000		Boeing Capital Corp., 6.50%, 2/15/2012	1,620,945
1,000,000		Boeing Capital Corp., 6.68%, 12/1/2003	1,024,930
1,500,000		Raytheon Co., Note, 6.30%, 3/15/2005	1,608,945
1,000,000		Raytheon Co., Note, 8.20%, 3/1/2006	1,134,810

		TOTAL	5,389,630

		Chemicals & Plastics--0.0%
10,000		Air Products & Chemicals, Inc., Note, 7.375%, 5/1/2005	10,950
40,000		Du Pont (E.I.) de Nemours & Co., Note, 8.125%, 3/15/2004	42,302
30,000		PPG Industries, Inc., Note, 6.50%, 11/1/2007	33,296

		TOTAL	86,548

		Communications - Media & Cable--3.1%
400,000		Comcast Corp., 7.05%, 3/15/2033	434,768
3,500,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	4,140,080
2,250,000		Cox Communications, Inc., MTN, 6.69%, 9/20/2004	2,373,232
2,200,000		Grupo Televisa S.A., Note, 8.00%, 9/13/2011	2,370,500

		TOTAL	9,318,580

		Communications - Media Noncable--3.3%
1,100,000		Clear Channel Communications, Inc., Sr. Note, 7.65%, 9/15/2010	1,293,897
1,500,000		News America Holdings, Inc., Company Guarantee, 9.25%, 2/1/2013	1,929,450
2,700,000		Reed Elsevier Capital, Inc., Company Guarantee, 6.75%, 8/1/2011	3,100,842
3,000,000		Univision Communications, Inc., 7.85%, 7/15/2011	3,498,780

		TOTAL	9,822,969

Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--3.9%
$3,100,000		CenturyTel, Inc., 8.375%, 10/15/2010	$3,814,240
1,350,000		Citizens Communications Co., Note, 9.25%, 5/15/2011	1,699,313
2,700,000		Sprint Capital Corp., Company Guarantee, 7.625%, 1/30/2011	2,868,750
3,125,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	3,361,937

		TOTAL	11,744,240

		Conglomerates--0.3%
850,000	[1]	Hutchison Whampoa International Ltd., 6.50%, 2/13/2013	869,771

		Consumer Cyclical - Automotive--1.7%
1,600,000		Delphi Auto Systems Corp., 6.125%, 5/1/2004	1,655,184
45,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	40,440
3,400,000		Hertz Corp., Jr. Sub. Note, 7.00%, 7/15/2003	3,416,184

		TOTAL	5,111,808

		Consumer Cyclical - Entertainment--2.3%
1,000,000		AOL Time Warner, Inc., Company Guarantee, 5.625%, 5/1/2005	1,052,550
1,500,000		AOL Time Warner, Inc., Bond, 7.625%, 4/15/2031	1,665,525
3,900,000		International Speedway Corp., 7.875%, 10/15/2004	4,171,557

		TOTAL	6,889,632

		Consumer Cyclical - Retailers--1.1%
1,050,000		CVS Corp., 5.625%, 3/15/2006	1,142,820
750,000		Loews Corp., Deb., 8.875%, 4/15/2011	901,170
850,000		Target Corp., 5.875%, 3/1/2012	937,729
200,000		Wal-Mart Stores, Inc., Unsecd. Note, 6.50%, 6/1/2003	200,882

		TOTAL	3,182,601

		Consumer Cyclical -- Services--0.2%
500,000		Olsten Corp., Sr. Note, 7.00%, 3/15/2006	537,305

		Consumer Non -- Cyclical Consumer Products--0.9%
2,250,000		Alberto-Culver Co., Unsecd. Note, 8.25%, 11/1/2005	2,566,417

		Consumer Non -- Cyclical Health Care--1.1%
1,125,000		Becton, Dickinson & Co., 4.55%, 4/15/2013	1,140,244
2,000,000		UnitedHealth Group, Inc., 7.50%, 11/15/2005	2,254,500

		TOTAL	3,394,744

		Education--0.8%
2,025,000		Boston University, MTN, 7.625%, 7/15/2097	2,405,214

		Electronics--0.7%
1,500,000		General Electric Financial Services, Inc., MTN, 9.18%, 12/30/2008	1,901,325
15,000		Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	16,177

		TOTAL	1,917,502

Principal Amount			Value
		CORPORATE BONDS--continued
		Federal National Mortgage Association--0.9%
$2,000,000		Federal National Mortgage Association, Bond, 7.25%, 5/15/2030	$2,569,760

		Finance - Automotive--3.7%
100,000		Ford Motor Credit Co., Note, 6.625%, 6/30/2003	100,629
3,000,000		Ford Motor Credit Co., Note, 6.875%, 2/1/2006	3,099,840
250,000		Ford Motor Credit Co., Note, 7.50%, 4/25/2011	251,255
35,000		Ford Motor Credit Co., Note, 7.75%, 3/15/2005	36,958
3,560,000		General Motors Acceptance Corp., Bond, 8.00%, 11/1/2031	3,708,381
1,000,000		General Motors Acceptance Corp., Note, 6.875%, 8/28/2012	1,024,300
1,500,000		General Motors Acceptance Corp., Note, 7.50%, 7/15/2005	1,611,105
1,170,000		General Motors Acceptance Corp., Sr. Note, 5.75%, 11/10/2003	1,193,143

		TOTAL	11,025,611

		Financial Institution - Banking--8.0%
1,250,000		ABN AMRO Bank NV, Chicago, Sub. Deb., 7.30%, 12/1/2026	1,368,638
1,200,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,236,108
100,000		Bank One Corp., Sub. Deb., 7.25%, 8/15/2004	107,417
750,000	[1]	Barclays Bank PLC, Bond, 8.55%, 9/29/2049	934,050
1,000,000		Chase Manhattan Corp., Sub. Note, 6.375%, 2/15/2008	1,117,730
2,000,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	2,204,220
40,000		Corestates Capital Corp., Sub. Note, 5.875%, 10/15/2003	40,810
1,300,000		Crestar Financial Corp., Sub. Note, 8.75%, 11/15/2004	1,442,870
1,500,000		FirstBank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	1,584,135
1,200,000		Hudson United Bank, Sub. Note, 7.00%, 5/15/2012	1,368,792
15,000		NationsBank Corp., Sub. Note, 7.625%, 4/15/2005	16,384
750,000		Northern Trust Corp., Note, 4.60%, 2/1/2013	762,945
1,000,000		PNC Funding Corp., Company Guarantee, 7.50%, 11/1/2009	1,180,570
715,000		PNC Funding Corp., Sub. Note, 6.875%, 7/15/2007	807,936
3,928,672	[1]	Regional Diversified Funding, 9.25%, 3/15/2030	4,629,862
200,000		SunTrust Bank Inc., Central Florida, Sub. Note, 6.90%, 7/1/2007	230,138
15,000		SunTrust Banks, Inc., Sub. Note, 6.125%, 2/15/2004	15,552
1,000,000	[1]	Swedbank, Sub., 7.50%, 11/29/2049	1,136,774
2,000,000		U.S. Bank N.A., Sub. Note, 6.30%, 2/4/2014	2,296,640
1,200,000		Washington Mutual, Inc., Sub. Note, 6.875%, 6/15/2011	1,385,976

		TOTAL	23,867,547

		Financial Institution - Finance Noncaptive--0.4%
100,000		Household Finance Corp., Note, 6.125%, 8/15/2003	101,097
1,000,000		Household Finance Corp., Note, 6.375%, 10/15/2011	1,100,530

		TOTAL	1,201,627

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Intermediaries--4.4%
$900,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	$971,586
3,000,000	[1]	Fidelity Investments, 4.75%, 3/1/2013	3,028,590
1,200,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	1,229,580
900,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	1,015,560
175,000		Lehman Brothers Holdings, Inc., Bond, 7.00%, 5/15/2003	175,380
1,575,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	1,779,939
1,325,000		Marsh & McLennan Cos., Inc., Sr. Note, 7.125%, 6/15/2009	1,560,386
15,000		Merrill Lynch & Co., Inc., Note, 7.375%, 5/15/2006	16,928
700,000		Morgan Stanley Group, Inc., Note, 5.30%, 3/1/2013	723,919
5,000		Salomon, Inc., Note, 6.375%, 10/1/2004	5,322
10,000		Salomon, Inc., Note, 6.625%, 11/15/2003	10,291
100,000		Salomon Smith Barney Holdings, Inc., Unsecd. Note, Series MTNG, 6.35%, 1/15/2004	103,315
2,250,000		Waddell & Reed Financial, Inc., Note, 7.50%, 1/18/2006	2,465,933

		TOTAL	13,086,729

		Financial Services--1.3%
500,000		Franklin Resources, Inc., 3.70%, 4/15/2008	499,945
1,000,000		MBNA Corp., Sr. Note, 7.50%, 3/15/2012	1,110,400
2,000,000		SLM Corp., MTN, 5.625%, 4/10/2007	2,192,980
100,000		U.S. Leasing International, Unsecd. Note, 6.625%, 5/15/2003	100,161

		TOTAL	3,903,486

		Food & Drug Retailers--0.2%
500,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/1/2008	574,705

		Food Products--1.7%
1,750,000		General Mills, Inc., Note, 6.00%, 2/15/2012	1,926,453
5,000		Grand Metropolitan Investment Corp., 9.00%, 8/15/2011	6,525
100,000		Hershey Foods Corp., Note, 6.70%, 10/1/2005	110,812
2,550,000		Kellogg Co., 6.60%, 4/1/2011	2,917,684

		TOTAL	4,961,474

		Forest Products--1.1%
25,000		Union Camp Corp., Note, 6.50%, 11/15/2007	27,883
1,000,000		Westvaco Corp., Deb., 7.50%, 6/15/2027	1,096,750
300,000		Westvaco Corp., Deb., 7.65%, 3/15/2027	334,377
450,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	512,330
1,250,000		Weyerhaeuser Co., Note, 6.125%, 3/15/2007	1,366,300

		TOTAL	3,337,640

		Healthcare--0.9%
2,450,000		HCA, Inc., 6.95%, 5/1/2012	2,633,015

Principal Amount			Value
		CORPORATE BONDS--continued
		Health Services--0.2%
$440,000		Guidant Corp., 6.15%, 2/15/2006	$478,804

		Industrial Products & Equipment--0.1%
25,000		Ingersoll-Rand Co., Note, 6.51%, 12/1/2004	26,516
300,000		Tyco International Group S.A., Note, 4.95%, 8/1/2003	301,125

		TOTAL	327,641

		Insurance--3.5%
250,000		Allstate Corp., Sr. Note, 6.125%, 12/15/2032	264,612
1,100,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	1,322,640
2,000,000		Delphi Financial Group, Inc., Note, 8.00%, 10/1/2003	2,034,260
2,000,000	[1]	Equitable Life, Note, 7.70%, 12/1/2015	2,334,260
2,000,000		Reinsurance Group of America, Sr. Note, 7.25%, 4/1/2006	2,162,480
1,000,000		St. Paul Cos., Inc., MTN, Series MTNB, 7.29%, 8/28/2007	1,101,050
1,150,000	[1]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	1,211,180

		TOTAL	10,430,482

		Oil & Gas--4.6%
10,000		Atlantic Richfield Co., Deb., 9.125%, 3/1/2011	12,915
1,000,000		Conoco, Inc., 6.35%, 10/15/2011	1,135,010
400,000		Conoco, Inc., 7.25%, 10/15/2031	486,472
1,300,000		Devon Financing Corp., 7.875%, 9/30/2031	1,612,364
1,500,000	[1]	EOG Co. of Canada, Company Guarantee, 7.00%, 12/1/2011	1,658,700
1,000,000		Global Marine, Inc., Sr. Note, 7.125%, 9/1/2007	1,137,560
3,300,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	4,112,691
750,000		Husky Oil Ltd., Sr. Note, 7.125%, 11/15/2006	833,362
1,350,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	1,623,375
1,000,000		Union Pacific Resources Group, Inc., Unsecd. Note, 7.00%, 10/15/2006	1,126,490

		TOTAL	13,738,939

		Real Estate--1.1%
2,000,000		Archstone-Smith Trust, Note, 5.00%, 8/15/2007	2,051,180
1,250,000	[1]	Simon Property Group LP, Note, 6.35%, 8/28/2012	1,348,650

		TOTAL	3,399,830

		Sovereign--0.5%
1,000,000		Sweden, Government of, Deb., 10.25%, 11/1/2015	1,340,470

		State/Provincial--0.6%
1,650,000		Ontario, Province of, Note, 4.375%, 2/15/2013	1,669,206

		Supranational--0.8%
2,100,000		Corp. Andina De Fomento, Bond, 7.375%, 1/18/2011	2,264,535

Principal Amount			Value
		CORPORATE BONDS--continued
		Technology--2.7%
$1,500,000		Computer Sciences Corp., Note, 7.375%, 6/15/2011	$1,769,445
1,200,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	1,389,816
2,400,000	[2]	International Business Machines Corp., Note, 6.45%, 8/1/2007	2,712,504
2,000,000		Unisys Corp., Sr. Note, 8.125%, 6/1/2006	2,155,000

		TOTAL	8,026,765

		Telecommunications & Cellular--0.5%
800,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	919,288
250,000		Bell Atlantic-New Jersey, Deb., 5.875%, 2/1/2004	256,777
100,000		GTE Southwest, Inc., Deb., 6.54%, 12/1/2005	110,609
100,000		New York Telephone Co., Unsecd. Note, 6.25%, 2/15/2004	103,161
115,000		Ohio Bell Telephone Co., Unsecd. Note, 6.125%, 5/15/2003	115,224

		TOTAL	1,505,059

		Transportation - Airlines--1.4%
197,356		Continental Airlines, Inc., Pass Thru Cert., 7.73%, 3/15/2011	99,665
1,300,000		Delta Air Lines, Inc., Pass Thru Cert., Series 2000-1B, 7.92%, 11/18/2010	939,250
830,488		Northwest Airlines Corp., Equip. Trust, 8.072%, 10/1/2019	873,208
425,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	447,916
1,000,000		Southwest Airlines Co., Note, 6.50%, 3/1/2012	1,066,480
1,150,000		United Air Lines, Pass Thru Cert., 7.73%, 7/1/2010	784,875

		TOTAL	4,211,394

		Transportation - Railroads--0.8%
892,017		Burlington Northern Santa Fe, Pass Thru Cert., 7.57%, 1/2/2021	1,092,721
1,250,000		Canadian Pacific RR, Bond, 6.25%, 10/15/2011	1,398,550

		TOTAL	2,491,271

		Utilities--5.4%
1,000,000		Alabama Power Co., Deb., 5.70%, 2/15/2033	1,012,490
250,000		Consolidated Edison Co., Deb., Series 92B, 7.625%, 3/1/2004	261,662
1,600,000		Duke Energy Corp., Note, 6.25%, 1/15/2012	1,758,848
760,000		Emerson Electric Co., 4.50%, 5/1/2013	761,224
1,250,000		Enersis S.A., Note, 7.40%, 12/1/2016	1,017,187
1,000,000		Gulf States Utilities, 1st Mtg. Bond, Series 2005B, 6.77%, 8/1/2005	1,069,970
1,600,000		Homer City Funding LLC, Sr. Secd. Note, 8.734%, 10/1/2026	1,604,000
350,000	[1]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	373,226
1,500,000	[1]	Israel Electric Corp. Ltd., Sr. Note, 7.875%, 12/15/2026	1,385,025
30,000		Michigan Consolidated Gas, 1st Mtg. Bond, 6.80%, 6/15/2003	30,195
1,350,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,535,557
180,000		Minnesota Power and Light Co., 1st Mtg. Bond, 7.75%, 6/1/2007	182,254
Principal Amount			Value
		Corporate Bonds--continued
		Utilities--continued
$300,000		Oncor Electric Delivery, 6.375%, 5/1/2012	$337,170
1,500,000		Oncor Electric Delivery, Deb., 7.00%, 9/1/2022	1,659,225
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,368,620
1,000,000	[1]	Tenaga Nasional Berhad, Deb., 7.50%, 1/15/2096	838,810

		TOTAL	16,195,463

		TOTAL CORPORATE BONDS (IDENTIFIED COST $199,584,641)	214,625,353

		GOVERNMENT AGENCIES--5.3%
100,000		Federal Home Loan Bank System, 6.00%, 6/30/2003	100,815
1,500,000		Federal Home Loan Bank System, Bond, 7.00%, 7/16/2009	1,590,465
10,000,000		Federal Home Loan Mortgage Corp., Note, 4.875%, 3/15/2007	10,835,900
3,000,000		Federal Home Loan Mortgage Corp., Note, 6.875%, 1/15/2005	3,272,640

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $14,532,194)	15,799,820

		MUNICIPALS--3.0%
		Education--0.4%
1,100,000		Harvard University, Revenue Bonds, 8.125% Bonds, 4/15/2007	1,302,235

		Municipal Services--2.6%
1,250,000		Atlanta & Fulton County, GA Recreation Authority, Taxable Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena Project)/(FSA INS), 12/1/2028	1,405,450
825,000		Kansas City, MO Redevelopment Authority, 7.65% Bonds (Auditorium Project), (FSA. LOC), 11/1/2018	902,517
2,000,000		McKeesport, PA, Taxable GO, Series B 1997, 7.30% Bonds (MBIA INS), 3/1/2020	2,147,340
1,000,000		Miami Florida Revenue Pension Obligation, 7.20% Bonds (AMBAC LOC), 12/1/2025	1,055,640
1,000,000		Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds (CGIC GTD), 9/1/2014	1,114,040
1,000,000		St. Johns County, FL Convention Center, Taxable Municipal Revenue Bonds, 8.00% Bonds (FSA INS), 1/1/2026	1,106,250

		TOTAL	7,731,237

		TOTAL MUNICIPALS (IDENTIFIED COST $8,202,934)	9,033,472

		PREFERRED STOCKS--1.3%
		Financial Institution - Brokerage--1.3%
70,000		Citigroup, Inc., Cumulative Pfd., Series F (IDENTIFIED COST $3,343,620)	3,742,816

		U.S. TREASURY--2.9%
		Treasury Securities--2.9%
8,113,600		U.S. Treasury Note -- TIPS Series C-2012 3.00% 7/15/2012 (IDENTIFIED COST $8,674,339)	8,720,822

Shares			Value
		MUTUAL FUNDS--10.7%
346,906		Federated Mortgage Core Portfolio	$3,576,606
27,257,609		Prime Value Obligations Fund, Class IS	27,257,609
960,520		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	960,520

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $31,745,238)	31,794,735

		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $278,129,045)[3]	295,403,215

		OTHER ASSETS AND LIABILITIES-NET--0.8%	2,514,182

		TOTAL NET ASSETS--100%	$297,917,397

1 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At April 30, 2003, these securities amounted to $21,969,931 which represents 7.4% of total net assets.

2 Certain principal amounts temporarily on loan to unaffiliated broker/dealers.

3 The cost of investments for federal tax purposes amounts to $278,167,861.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CGIC	--Capital Guaranty Insurance Corporation
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LOC	--Letter of Credit
MBIA	--Municipal Bond Investors Assurance
MTN	--Medium Term Note
REIT	--Real Estate Investment Trust
TIPS	--Treasury Inflation-Protected Securities

See Notes which are an integral part of the Financial Statements.

Statement of Assets and Liabilities

April 30, 2003

Assets:
Total investments in securities, at value including $941,609 of securities loaned (identified cost $278,129,045)		$295,403,215
Income receivable		4,324,439
Receivable for investments sold		2,879,175
Receivable for shares sold		619,911

TOTAL ASSETS		303,226,740

Liabilities:
Payable for shares redeemed	$3,450,024
Payable on collateral due to broker	960,520
Payable to bank	93,649
Income distribution payable	776,888
Accrued expenses	28,262

TOTAL LIABILITIES		5,309,343

Net assets for 28,803,926 shares outstanding		$297,917,397

Net Assets Consist of:
Paid in capital		$289,998,280
Net unrealized appreciation of investments		17,274,170
Accumulated net realized loss on investments		(9,409,456)
Undistributed net investment income		54,403

TOTAL NET ASSETS		$297,917,397

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$241,837,007 ÷23,381,803 shares outstanding		$10.34

Institutional Service Shares:
$56,080,390 ÷ 5,422,123 shares outstanding		$10.34

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2003

Investment Income:
Dividends			$460,809
Interest (including income on securities loaned of $13,354)			19,872,101

TOTAL INCOME			20,332,910

Expenses:
Investment adviser fee		$1,559,267
Administrative personnel and services fee		234,514
Custodian fees		18,999
Transfer and dividend disbursing agent fees and expenses		136,834
Directors'/Trustees' fees		7,732
Auditing fees		15,582
Legal fees		5,048
Portfolio accounting fees		99,332
Distribution services fee--Institutional Service Shares		134,845
Shareholder services fee--Institutional Shares		644,789
Shareholder services fee--Institutional Service Shares		134,845
Share registration costs		36,340
Printing and postage		24,757
Insurance premiums		1,657
Miscellaneous		6,710

TOTAL EXPENSES		3,061,251

Waivers and Reimbursement:
Waiver of investment adviser fee	$(400,970)
Waiver of transfer and dividend disbursing agent fees and expenses	(13,775)
Waiver of distribution services fee--Institutional Service Shares	(134,845)
Waiver of shareholder services fee--Institutional Shares	(644,789)
Reimbursement of investment adviser fee	(1,553)

TOTAL WAIVERS AND REIMBURSEMENT		(1,195,932)

Net expenses			1,865,319

Net investment income			18,467,591

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(886,047)
Net change in unrealized appreciation of investments			14,467,377

Net realized and unrealized gain on investments			13,581,330

Change in net assets resulting from operations			$32,048,921

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$18,467,591	$21,010,257
Net realized loss on investments	(886,047)	(1,093,530)
Net change in unrealized appreciation/depreciation of investments	14,467,377	1,561,000

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,048,921	21,477,727

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(15,478,344)	(18,487,427)
Institutional Service Shares	(3,084,704)	(2,530,433)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,563,048)	(21,017,860)

Share Transactions:
Proceeds from sale of shares	162,292,576	108,568,339
Net asset value of shares issued to shareholders in payment of distributions declared	6,975,089	6,622,690
Cost of shares redeemed	(221,559,343)	(115,423,165)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(52,291,678)	(232,136)

Change in net assets	(38,805,805)	227,731

Net Assets:
Beginning of period	336,723,202	336,495,471

End of period (including undistributed net investment income of $54,403 and $14, respectively)	$297,917,397	$336,723,202

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Intermediate Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to provide current income.

SIGNIFICATION ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end registered investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Trust along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed income securities are amortized/accreted. Gains and losses realized on principal payment of mortgaged backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$941,609	$960,520

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective May 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of investment income on the financial statements is as follows:

	As of 5/1/2001			For the Year Ended 4/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation/ Depreciation	Net Realized Loss
Increase (Decrease)	$(19,795)	$(19,795)	$(7,615)	$9,069	$(1,454)

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,602,675	$86,827,734	7,637,368	$76,235,821
Shares issued to shareholders in payment of distributions declared	408,809	4,128,629	425,557	4,252,781
Shares redeemed	(15,322,926)	(153,704,384)	(8,829,700)	(88,026,244)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(6,311,442)	$(62,748,021)	(766,775)	$(7,537,642)

Year Ended April 30	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,420,692	$75,464,842	3,238,016	$32,332,518
Shares issued to shareholders in payment of distributions declared	281,599	2,846,460	237,208	2,369,909
Shares redeemed	(6,680,715)	(67,854,959)	(2,747,206)	(27,396,921)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,021,576	$10,456,343	728,018	$7,305,506

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(5,289,866)	$(52,291,678)	(38,757)	$(232,136)

FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for deferral of losses from wash sales, post-October losses and expired capital loss carryforward.

For the year ended April 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(1,706,190)	$149,846	$1,556,344

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2003 and 2002, was as follows:

	2003	2002
Ordinary income[1]	$18,563,048	$21,017,860

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 815,666

Unrealized appreciation	$17,235,354

Capital loss carryforward	$ 7,759,017

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributed to the tax deferral of losses on wash sales and amortization and accretion of fixed income securities.

At April 30, 2003, the cost of investments for federal tax purposes was $278,167,861. The unrealized appreciation of investments for federal tax purposes was $17,235,354. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,479,829 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,244,475.

At April 30, 2003, the Fund had a capital loss carryforward of $7,759,017, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 135,079

2008	$1,141,628

2009	$4,425,490

2011	$2,056,820

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2003, for federal tax purposes, post-October losses of $1,595,998 were deferred to May 1, 2003.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended April 30, 2003, were as follows:

Purchases	$87,823,591

Sales	$129,035,865

Purchases and sales of long-term U.S. government securities for the year ended April 30, 2003, were as follows:

Purchases	$69,349,409

Sales	$104,777,048

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended April 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED INTERMEDIATE INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Intermediate Income Fund, one of the portfolios constituting Federated Income Securities Trust, (the "Trust"), as of April 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
June 10, 2003

Board of Trustees and Fund Officers (Unaudited)

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Golden Oak® Family of Funds--seven portfolios; Regions Morgan Keegan Select Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: July 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino has been the Fund's Portfolio Manager since January 1994. He is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998

Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Investors
World-Class Investment Manager

Federated Intermediate Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C407
Cusip 31420C506

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00715-02 (6/03)

Federated Investors
World-Class Investment Manager

Federated Short-Term Income Fund

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

FINANCIAL STATEMENTS

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF TRUSTEES AND FUND OFFICERS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.70	$8.74	$8.52	$8.67	$8.74
Income From Investment Operations:
Net investment income	0.35	0.47 [1]	0.56	0.53	0.52
Net realized and unrealized gain (loss) on investments	(0.14)	(0.05)[1]	0.22	(0.15)	(0.07)

TOTAL FROM INVESTMENT OPERATIONS	0.21	0.42	0.78	0.38	0.45

Less Distributions:
Distributions from net investment income	(0.35)	(0.46)	(0.56)	(0.53)	(0.52)

Net Asset Value, End of Period	$8.56	$8.70	$8.74	$8.52	$8.67

Total Return[2]	2.46%	4.90%	9.39%	4.52%	5.25%

Ratios to Average Net Assets:

Expenses	0.56%	0.57%	0.56%	0.56%	0.56%

Net investment income	3.96%	5.30%[1]	6.41%	6.23%	5.88%

Expense waiver/reimbursement[3]	0.26%	0.28%	0.29%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$236,394	$236,307	$193,030	$189,395	$188,773

Portfolio turnover	69%	29%	43%	44%	54%

1 Effective May 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.32% to 5.30%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

Year Ended April 30	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.70	$8.74	$8.52	$8.67	$8.74
Income From Investment Operations:
Net investment income	0.33	0.45 [1]	0.53	0.51	0.50
Net realized and unrealized gain (loss) on investments	(0.14)	(0.05)[1]	0.22	(0.15)	(0.07)

TOTAL FROM INVESTMENT OPERATIONS	0.19	0.40	0.75	0.36	0.43

Less Distributions:
Distributions from net investment income	(0.33)	(0.44)	(0.53)	(0.51)	(0.50)

Net Asset Value, End of Period	$8.56	$8.70	$8.74	$8.52	$8.67

Total Return[2]	2.21%	4.64%	9.12%	4.26%	4.99%

Ratios to Average Net Assets:

Expenses	0.81%	0.82%	0.81%	0.81%	0.81%

Net investment income	3.71%	5.05%[1]	6.16%	5.94%	5.63%

Expense waiver/reimbursement[3]	0.26%	0.28%	0.29%	0.28%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$34,864	$24,121	$18,145	$13,999	$24,783

Portfolio turnover	69%	29%	43%	44%	54%

1 Effective May 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended April 30, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 5.07% to 5.05%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Management's Discussion of Fund Performance

Federated Short-Term Income Fund represents a high-quality, fixed income portfolio combining various fixed income asset classes. Investments are concentrated in U.S. Treasury, government agency, and high-quality corporate debt securities. The investment objective of the fund is to seek to provide current income. To the extent consistent with this objective, the fund will strive to minimize fluctuation in principal value through a portfolio with an effective average life of no greater than three years, but generally having an effective modified duration of no greater than two years.1

The reporting period under review was characterized by a fairly steady decline in interest rates in both the short and long ends of the Treasury yield curve. After 11 reductions in the Federal funds target rate during 2001, the Federal Reserve Board (the "Fed") moved yet again midway through the fund's fiscal year, reducing the Federal funds target rate to a meager 1.25%. The possibility exists that the Fed will have to yet again lower the Federal funds target rate. All of this activity stems from the inability of the U.S. economy to generate any significant momentum. While growth continues to be positive, the pace of that growth is clearly lackluster.

The lack of meaningful recovery has some market participants (as well as the Fed) concerned about the potential of deflation, and there is no doubt this fear is behind the recent drive to new, and in some cases, unprecedented, lows in Treasury yields. On the other hand, investors should note that there has been some marked improvement in certain areas of the economy (one notable spot being the overall financial health of the corporate sector), and that recent price and spread action in both the equity and corporate bond markets appear to indicate that more robust economic activity may be on the horizon. With inflation seemingly well under control, it appears the Fed might not have to worry about tightening monetary policy until at least 2004. In such an environment, money market yields might remain low for some time even if economic activity does in fact trend upward from here.2 With the income advantage offered by a short move out the yield curve, short-term bond yields could even rise somewhat and still allow for a total return advantage versus stable net asset value or other short-term products. This is why products like the Federated Short-Term Income Fund may provide an attractive haven between the extremely low yields available on cash alternatives and the volatile world of higher risk investments like equities in the year to come.

1 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

2 Unlike money market funds, which seek to maintain a $1.00 share price, this fund's shares will fluctuate in value.

The fund's total returns for the year of 2.46% for Institutional Shares and 2.21% for Institutional Service Shares,3 respectively, lagged that of its Lipper Short Investment Grade Debt Funds category peer group (which returned 5.00%),4 but still comfortably exceeded that of money market funds and other stable net asset value alternatives.

In light of the views articulated above, the fund's current posture would be considered slightly defensive with regard to interest rate exposure, though constructive with regard to credit exposure. As the markets appear to signal better economic times ahead, fund management is positioning the portfolio in anticipation of an eventual increase in short-term interest rates. As a result, duration is currently being maintained at approximately 1.6 years. On the credit side, while portfolio quality remains quite high, marginal assets have been deployed in single-A and BBB-rated corporate bonds to take advantage of continued spread tightening as the economy begins to move toward a more sustained recovery. At the end of the reporting period, AAA-rated securities comprised 66% of fund assets, AA-rated securities accounted for 8%, A-rated securities accounted for 15% and BBB-rated securities accounted for 11%.5 Fund management has allocated more assets into the corporate sector, which accounted for over 26% of fund assets, versus only 17% of fund assets at April 30, 2002. Government exposure accounted for 20% of the portfolio. AAA-rated asset-backed securities (ABS) (22% of fund assets at April 30, 2003) continue to remain a significant fund allocation, providing both current yield and a high degree of safety to the fund's investor. Conversely, subordinate ABS exposure (BBB-rated) has been reduced to less than 4% of fund assets in the belief that the corporate sector offers better opportunity in like-rated exposure. An additional 3% in ABS exposure is rated either AA or A. Exposure is rounded out with mortgage backed securities at 23% of the portfolio.

3 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These figures do no reflect sales charges.

5 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

GROWTH OF $25,000 INVESTED IN FEDERATED SHORT-TERM INCOME FUND--INSTITUTIONAL SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Short-Term Income Fund (Institutional Shares) (the "Fund") from April 30, 1993 to April 30, 2003, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC),2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Return for the Period Ended 4/30/2003
1 Year	2.46%
5 Years	5.28%
10 Years	5.28%
Start of Performance (7/1/1986)	6.23%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

GROWTH OF $25,000 INVESTED IN FEDERATED SHORT-TERM INCOME FUND--INSTITUTIONAL SERVICE SHARES

The graph below illustrates the hypothetical investment of $25,0001 in Federated Short-Term Income Fund (Institutional Service Shares) (the "Fund") from April 30, 1993 to April 30, 2003, compared to the Merrill Lynch 1-3 Year Short-Term Corporate Index (ML1-3STC),2 and the Lipper Short Investment Grade Debt Funds Average (LSIGDFA).3

Average Annual Total Return for the Period Ended 4/30/2003
1 Year	2.21%
5 Years	5.02%
10 Years	5.02%
Start of Performance (1/24/1992)	5.23%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-3STC and the LSIGDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The ML1-3STC is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LSIGDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated, and is not adjusted to reflect sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

Portfolio of Investments

April 30, 2003

Principal Amount			Value
		ASSET-BACKED SECURITIES--27.5%
		Automotive--9.7%
$3,000,000		Americredit Automobile Receivables Trust 2001-B, Class A4, 5.37%, 6/12/2008	$3,130,658
4,000,000	[1]	Americredit Automobile Receivables Trust 2002-A, Class A3, 1.50%, 10/12/2006	4,002,096
154,928		AmSouth Auto Trust 2000-1, Class A3, 6.67%, 7/15/2004	155,886
2,000,000	[1]	DaimlerChrysler Master Owner Trust 2002-A, Class A, 1.37%, 5/15/2007	1,998,780
1,834,470	[2]	First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	1,867,729
3,694,985		Ford Credit Auto Owner Trust 2001-D, Class A3, 4.31%, 6/15/2005	3,742,835
1,500,000		Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.50%, 10/17/2005	1,522,005
3,000,000	[2,3]	Hyundai Auto Receivables Trust 2002-A, Class A3, 2.80%, 2/15/2007	3,049,224
1,372,479		Isuzu Auto Owner Trust 2001-1, Class A3, 4.88%, 11/22/2004	1,378,655
164,366		Key Auto Finance Trust 1999-1, Class C, 7.08%, 1/15/2007	166,061
1,500,000		M&I Auto Loan Trust 2001-1, Class B, 5.88%, 6/20/2008	1,571,970
1,000,000		MMCA Automobile Trust 2000-2, Class B, 7.42%, 8/15/2005	1,040,625
457,384		Mellon Auto Grantor Trust 2000-1, Class B, 7.43%, 10/15/2006	473,247
972,197		Navistar Financial Corp. Owner Trust 2001-A, Class A3, 4.99%, 8/15/2005	979,440
817,682		Navistar Financial Corp. Owner Trust 2002-A, Class B, 4.95%, 4/15/2009	846,153
454,716		The CIT Group Securitization Corp. II, Class B, 6.45%, 6/15/2018	477,124

		TOTAL	26,402,488

		Credit Card--3.0%
456,030	[2]	Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust, Series 1996-A, Class A1, 6.25%, 12/1/2003	457,384
3,000,000	[1]	Citibank Credit Card Issuance Trust 2000-C2, Class C2, 1.94%, 10/15/2007	2,982,390
2,208,147		Fingerhut Master Trust 1998-2, Class A, 6.23%, 2/15/2007	2,230,626
2,500,000	[2]	First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2,574,975

		TOTAL	8,245,375

		Equipment Leasing--0.5%
1,176,319	[2]	Great America Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	1,210,692

		Home Equity Loan--8.1%
982,300	[2,3]	125 Home Loan Owner Trust 1998-1A, Class M2, 7.75%, 2/15/2029	1,032,181
17,000,387		ACE Securities Corp. 2001-HE1, Class AIO, 6.00%, 8/20/2004	944,201
710,259	[2]	AQ Finance NIM Trust 2002-1, Class Note, 9.50%, 6/25/2032	700,493
1,620,089		AQ Finance NIM Trust 2002-N6, Class Note, 1.97%, 12/25/2007	1,614,094
17,500,000		Ameriquest Mortgage Securities, Inc. 2002-3, Class S, 6.00%, 8/25/2032	1,525,825
1,854,895		Ameriquest Mortgage Securities, Inc. 2002-5, Class AV1, 1.84%, 2/25/2033	1,858,419
19,729,667		Centex Home Equity 2002-C, Class AIO, 6.00%, 8/25/2004	924,927
1,191,389		Chase Funding Loan Acquisition Trust 2001-C2, Class IA2, 5.673%, 5/25/2022	1,197,560
Principal Amount			Value
		ASSET-BACKED SECURITIES--continued
		Home Equity Loan--continued
$346,381	[1]	Chase Funding Mortgage Loan Asset-Backed Certificates 1999-1, Class IIB, 4.07%, 6/25/2028	$348,736
371,599		Cityscape Home Equity Loan Trust 1997-1, Class A4, 7.23%, 3/25/2018	373,903
175,397	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 1.55%, 1/15/2028	175,257
1,963,928		Ditech Home Loan Owner Trust 1997-1, Class A4, 7.36%, 1/15/2024	2,041,327
1,441,491		EQCC Home Equity Loan Trust 1999-2, Class A3F, 6.347%, 8/25/2022	1,470,768
1,970,226		IMC Home Equity Loan Trust 1998-1, Class A6, 6.52%, 6/20/2029	2,092,616
721,300		Mellon Bank Home Equity Installment Loan Trust 1998-1, Class B, 6.95%, 3/25/2015	760,388
987,839		New Century Home Equity Loan Trust 1997-NC5, Class M2, 7.24%, 10/25/2028	1,049,065
20,251,000		Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AII, 5.50%, 7/25/2004	769,335
1,984,020		Residential Asset Mortgage Products, Inc., Series 2002-RZ1, Class A2, 4.30%, 4/25/2023	1,997,194
240,467	[1]	Saxon Asset Securities Trust 2000-2, Class AV1, 1.58%, 7/25/2030	241,131
22,415,483		Saxon Asset Securities Trust 2001-3, Class AIO, 6.25%, 4/25/2004	950,865

		TOTAL	22,068,285

		Manufactured Housing--2.0%
1,228,181		Green Tree Financial Corp. 1993-2, Class A4, 6.90%, 7/15/2018	1,256,761
1,069,862		Green Tree Financial Corp. 1993-4, Class A4, 6.60%, 1/15/2019	1,077,115
2,000,000		Green Tree Financial Corp. 1996-2, Class B-1, 7.55%, 4/15/2027	541,460
1,302,399		Green Tree Financial Corp. 1997-1, Class A5, 6.86%, 3/15/2028	1,334,308
4,000,000	[2]	Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	1,200,000

		TOTAL	5,409,644

		Other--2.1%
2,040,978	[1]	CapitalSource Commercial Loan Trust 2002-2A, Class A, 1.88%, 9/20/2010	2,039,064
1,246,349		Caterpillar Financial Asset Trust 2001-A, Class A3, 4.85%, 4/25/2007	1,274,895
5,284,354		FMAC Loan Receivables Trust 1997-A, Class A-X, 2.77%, 4/15/2019	237,796
2,000,000	[1]	Mellon Bank Premium Finance Loan Master Trust 2002-1, Class A, 1.56%, 12/17/2007	2,002,260

		TOTAL	5,554,015

		Rate Reduction Bond--2.1%
1,883,159		CPL Transition Funding LLC 2002-1, Class A1, 3.54%, 1/15/2007	1,918,487
2,000,000		California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1, Series 1997-1, Class A6, 6.38%, 9/25/2008	2,173,780
1,500,000		California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1, Series 1997-1, Class A6, 6.31%, 9/25/2008	1,628,370

		TOTAL	5,720,637

		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $78,646,694)	74,611,136

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS--13.3%
		Commercial Mortgage--0.1%
$6,842,134		First Union Lehman Brothers Commercial Mortgage Trust, Series 1997-C1, Class IO, 1.29%, 4/18/2029	$301,703

		Federal Home Loan Mortgage Corporation--2.9%
5,000,000		Federal Home Loan Mortgage Corp. Structured Pass Through, Class A3, 2.29%, 2/15/2010	4,982,800
3,000,000		Federal Home Loan Mortgage Corp., Series 2603, Class A2, 2.00%, 12/15/2008	2,994,390

		TOTAL	7,977,190

		Non-Agency Mortgage--10.3%
1,543,838	[2]	Bayview Financial Acquisition Trust 1998-1, Class MI1, 7.52%, 5/25/2029	1,688,738
582,917	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class MII2, 2.07%, 5/25/2029	552,407
659,823	[1,2]	Bayview Financial Acquisition Trust 1998-1, Class MII2, 2.17%, 5/25/2029	591,571
1,920,642	[1,2]	Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 4.54%, 2/1/2017	1,911,038
2,893,605		GE Capital Mortgage Services, Inc. 1998-16, Class A3, 6.50%, 10/25/2013	3,013,921
1,168,497	[2]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.34%, 7/1/2019	1,143,305
1,204,784	[1]	Greenwich Capital Acceptance 1993-AFCI, Class B1, 3.99%, 8/25/2023	1,204,410
254,485		GSR Mortgage Loan Trust 2002-9, Class A2B, 3.419%, 10/25/2032	256,136
3,500,000		GSR Mortgage Loan Trust 2002-10, Class A2B, 3.322%, 11/25/2032	3,564,805
3,770,148	[1]	Impac CMB Trust 2002-7, Class A, 1.75%, 11/25/2032	3,781,119
54,081		PNC Mortgage Securities Corp. 1999-5, Class 2A-1, 6.75%, 7/25/2029	54,013
381,572		Prudential Home Mortgage Securities 1992-5, Class A-6, 7.50%, 4/25/2007	394,385
996,152	[1,2,3]	RESI Finance LP 2002-A, Class B3, 2.925%, 10/10/2034	998,025
32,500,000		Residential Asset Securitization Trust 2002-A4, Class AIO, 2.50%, 9/25/2004	907,725
50,000,000		Residential Asset Securitization Trust 2002-A11, Class AIO, 2.50%, 3/25/2005	1,282,150
454,785		Residential Funding Mortgage Securities I 1994-S13, Class M1, 7.00%, 5/25/2024	459,579
1,050,491		Structured Asset Securities Corp. 1999-ALS2, Class A2, 6.75%, 7/25/2029	1,054,124
3,000,000		Washington Mutual 2003-AR1, Class A2, 2.92%, 3/25/2033	3,031,823
2,000,000		Washington Mutual 2003-AR3, Class A2, 2.828%, 4/25/2033	1,998,220

		TOTAL	27,887,494

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $36,143,221)	36,166,387

		CORPORATE BONDS--26.4%
		Basic Industry - Paper--0.8%
2,000,000		Weyerhaeuser Co., Note, 5.50%, 3/15/2005	2,114,420

		Beverage & Tobacco--0.4%
1,100,000		Diageo Capital PLC, 3.375%, 3/20/2008	1,099,516

Principal Amount			Value
		CORPORATE BONDS--continued
		Capital Goods - Aerospace & Defense--1.3%
$2,300,000	[4]	Boeing Capital Corp., Sr. Note, 5.65%, 5/15/2006	$2,448,465
1,000,000		Raytheon Co., Note, 6.30%, 3/15/2005	1,072,630

		TOTAL	3,521,095

		Communications - Media & Cable--0.4%
1,000,000		Comcast Cable Communications Corp., 6.375%, 1/30/2006	1,084,360

		Communications - Media Noncable--0.4%
1,100,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	1,197,174

		Communications - Telecom Wirelines--0.5%
1,200,000		Citizens Communications Co., Note, 8.50%, 5/15/2006	1,375,824

		Consumer Cyclical - Automotive--0.4%
1,000,000		DaimlerChrysler AG, 7.75%, 6/15/2005	1,110,590

		Consumer Cyclical - Entertainment--0.8%
850,000		AOL Time Warner, Inc., 5.625%, 5/1/2005	894,668
1,250,000		Viacom, Inc., Company Guarantee, 7.75%, 6/1/2005	1,394,175

		TOTAL	2,288,843

		Consumer Cyclical - Retailers--1.5%
1,000,000		CVS Corp., 5.625%, 3/15/2006	1,088,400
750,000		Target Corp., 3.375%, 3/1/2008	756,338
2,000,000		Wal-Mart Stores, Inc., Note, 4.15%, 6/15/2005	2,097,080

		TOTAL	3,941,818

		Consumer Non-Food/Beverage--0.5%
1,250,000		Kellogg Co., Note, 6.00%, 4/1/2006	1,365,713

		Cosmetics & Toiletries--0.4%
1,000,000		Gillette Co., 2.875%, 3/15/2008	989,710

		Finance - Automotive--1.1%
2,000,000		Ford Motor Credit Co., Sr. Note, 5.75%, 2/23/2004	2,043,260
1,000,000		General Motors Acceptance Corp., Note, 6.75%, 1/15/2006	1,054,230

		TOTAL	3,097,490

		Financial Institution - Banking--1.3%
1,200,000		Mellon Funding Corp., 7.50%, 6/15/2005	1,343,772
1,000,000		PNC Funding Corp., 5.75%, 8/1/2006	1,097,620
1,000,000		Wachovia Bank N.A., Sr. Note, 4.85%, 7/30/2007	1,074,970

		TOTAL	3,516,362

		Financial Institution - Brokerage--1.5%
1,500,000		Amvescap PLC, Sr. Note, 6.60%, 5/15/2005	1,619,310
2,400,000		Lehman Brothers Holdings, Inc., Note, 6.125%, 7/15/2003	2,423,208

		TOTAL	4,042,518

		Financial Institution - Finance Noncaptive--0.4%
1,000,000		Household Finance Corp., Note, 6.50%, 1/24/2006	1,102,970

		Financial Institution - Insurance -- Life--0.4%
1,000,000	[2,3]	Metropolitan Life Insurance Co., 7.00%, 11/1/2005	1,085,880

Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - REITs--1.1%
$1,500,000		EOP Operating LP, Note, 6.50%, 6/15/2004	$1,564,140
1,250,000		Simon Property Group LP, Inc., 6.375%, 11/15/2007	1,366,450

		TOTAL	2,930,590

		Financial Intermediaries--1.4%
1,200,000		Merrill Lynch & Co., Inc., Note, 6.00%, 11/15/2004	1,278,636
1,250,000		Salomon Smith Barney Holdings, Inc., Note, 5.875%, 3/15/2006	1,375,725
1,000,000		Wells Fargo & Co., Sr. Note, 7.25%, 8/24/2005	1,120,180

		TOTAL	3,774,541

		Financial Services--2.0%
1,500,000		General Electric Capital Corp., 5.35%, 3/30/2006	1,627,005
1,250,000	[2,3]	Goldman Sachs Group LP, 6.75%, 2/15/2006	1,375,163
1,000,000		Morgan Stanley, Unsub., 6.10%, 4/15/2006	1,099,320
1,100,000		SLM Corp., 5.625%, 4/10/2007	1,206,139

		TOTAL	5,307,627

		Food & Drug Retailers--0.7%
1,895,000		Albertson's, Inc., Sr. Note, 6.55%, 8/1/2004	1,993,900

		Food Products--0.4%
1,000,000	[4]	General Mills, Inc., 3.875%, 11/30/2007	1,024,660

		Insurance--0.9%
1,100,000	[2,3]	Allstate Financial Global, Note, 7.125%, 9/26/2005	1,221,946
1,250,000		Equitable Cos., Inc., Note, 6.50%, 4/1/2008	1,354,200

		TOTAL	2,576,146

		Oil & Gas--0.4%
1,100,000		Texaco Capital, Inc., 5.70%, 12/1/2008	1,195,392

		Pharmaceutical--0.6%
1,500,000		Johnson & Johnson, Deb., 8.72%, 11/1/2024	1,734,765

		Rail Industry--0.5%
1,330,000		Norfolk & Western Railroad Co., Equip. Trust, 8.75%, 2/1/2004	1,391,765

		State/Provincial--0.9%
1,000,000	[4]	Ontario, Province of, 2.35%, 6/30/2006	1,004,240
1,200,000		Quebec, Province of, 5.50%, 4/11/2006	1,307,976

		TOTAL	2,312,216

		Technology Services--1.2%
1,000,000		Computer Sciences Corp., 7.50%, 8/8/2005	1,112,580
1,000,000	[2,3]	FIserv, Inc., 4.00%, 4/15/2008	1,015,905
1,000,000		International Business Machines Corp., Note, 4.125%, 6/30/2005	1,051,430

		TOTAL	3,179,915

Principal Amount			Value
		CORPORATE BONDS--continued
		Telecommunications & Cellular--2.4%
$1,250,000		AT&T Wireless Services, Inc., 6.875%, 4/18/2005	$1,346,938
769,369		BellSouth Savings & Employee Stock Ownership Trust, Company Guarantee, 9.125%, 7/1/2003	779,156
1,000,000		GTE North, Inc., Deb., 6.40%, 2/15/2005	1,070,350
1,100,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	1,202,806
2,000,000	[1]	Verizon Wireless, Capital LLC, Note, 1.66%, 12/17/2003	2,001,000

		TOTAL	6,400,250

		Utilities--1.8%
1,000,000		Alabama Power Co., 2.65%, 2/15/2006	1,010,860
600,000		FPL Group Capital, Inc., 3.25%, 4/11/2006	601,710
2,000,000		Ohio Power Co., Note, 7.00%, 7/1/2004	2,107,740
1,000,000		PSEG Power LLC, Company Guarantee, 6.875%, 4/15/2006	1,096,250

		TOTAL	4,816,560

		TOTAL CORPORATE BONDS (IDENTIFIED COST $70,371,441)	71,572,610

		GOVERNMENT AGENCIES--9.7%
		Federal Home Loan Mortgage Corporation--2.2%
6,000,000	[4]	Federal Home Loan Mortgage Corp., 2.375%, 4/15/2006	6,044,340

		Federal National Mortgage Association--6.7%
9,000,000		Federal National Mortgage Association, Note, 5.125%, 2/13/2004	9,281,250
8,000,000		Federal National Mortgage Association, Note, 6.00%, 12/15/2005	8,825,200

		TOTAL	18,106,450

		Government Agency--0.8%
2,000,000		Federal Home Loan Bank System, Sr. Note, 5.80%, 9/2/2008	2,255,900

		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $25,726,387)	26,406,690

		MORTGAGE BACKED SECURITIES--0.9%
		Government National Mortgage Association--0.9%
524,299		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	563,458
1,582,119		Government National Mortgage Association, Pool 780360, 11.00%, 9/15/2015	1,768,017

		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $2,300,639)	2,331,475

		U.S. TREASURY--10.0%
12,500,000	[4]	U.S. Treasury Note, 2.125%, 10/31/2004	12,652,375
5,000,000	[4]	U.S. Treasury Note, 3.25%, 8/15/2007	5,135,150
500,000		U.S. Treasury Note, 5.625%, 5/15/2008	564,375
7,000,000	[4]	U.S. Treasury Note, 5.75%, 11/15/2005	7,694,540
935,000	[4]	U.S. Treasury Note, 6.625%, 5/15/2007	1,084,020

		TOTAL U.S. TREASURY (IDENTIFIED COST $26,567,432)	27,130,460

Shares			Value
		MUTUAL FUNDS--25.0%
2,663,350		Federated Mortgage Core Portfolio	$27,459,140
9,155,388		Prime Value Obligations Fund, Class IS	9,155,388
31,288,519		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	31,288,519

		TOTAL MUTUAL FUNDS (IDENTIFIED COST $67,796,718)	67,903,047

		TOTAL INVESTMENTS--112.9% (IDENTIFIED COST $307,552,532)[5]	306,121,805

		OTHER ASSETS AND LIABLILITIES - NET--(12.9)%	(34,863,652)

		TOTAL NET ASSETS--100%	$271,258,153

1 Denotes variable rate and floating rate obligations for which the current rate is shown.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. At April 30, 2003, these securities amounted to $23,676,656 which represents 8.7% of total net assets. Included in these amounts are restricted securities which have been deemed liquid (amounting to $9,778,324 and representing 3.6% of net assets).

3 Denotes a restricted security that has been deemed liquid by the criteria approved by the Fund's Board of Trustees.

4 Certain shares are temporarily on loan to unaffiliated broker/dealers.

5 The cost of investments for federal tax purposes amounts to $307,588,049.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

IO	--Interest Only
REITs	--Real Estate Investment Trusts

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003

Assets:
Total investments in securities, at value including $30,727,078 of securities loaned (identified cost $307,552,532)		$306,121,805
Income receivable		2,030,998
Receivable for investments sold		3,164,344
Receivable for shares sold		257,965

TOTAL ASSETS		311,575,112

Liabilities:
Payable for investments purchased	$7,680,473
Payable for shares redeemed	978,215
Payable on collateral due to broker	31,288,519
Payable to bank	30,910
Income distribution payable	333,330
Accrued expenses	5,512

TOTAL LIABILITIES		40,316,959

Net assets for 31,682,668 shares outstanding		$271,258,153

Net Assets Consist of:
Paid in capital		$291,100,238
Net unrealized depreciation of investments		(1,430,727)
Accumulated net realized loss on investments		(18,108,598)
Distributions in excess of net investment income		(302,760)

TOTAL NET ASSETS		$271,258,153

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$236,393,919 ÷ 27,610,507 shares outstanding		$8.56

Institutional Service Shares:
$34,864,234 ÷ 4,072,161 shares outstanding		$8.56

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended April 30, 2003

Investment Income:
Dividends			$52,811
Interest (including income on securities loaned of $27,414)			12,998,427

TOTAL INCOME			13,051,238

Expenses:
Investment adviser fee		$1,154,698
Administrative personnel and services fee		217,083
Custodian fees		19,928
Transfer and dividend disbursing agent fees and expenses		85,325
Directors'/Trustees' fees		7,021
Auditing fees		15,353
Legal fees		5,568
Portfolio accounting fees		87,755
Distribution services fee--Institutional Service Shares		85,462
Shareholder services fee--Institutional Shares		636,224
Shareholder services fee--Institutional Service Shares		85,462
Share registration costs		46,973
Printing and postage		30,011
Insurance premiums		1,670
Miscellaneous		5,221

TOTAL EXPENSES		2,483,754

Waivers and Reimbursement:
Waiver of investment adviser fee	$(35,472)
Waiver of transfer and dividend disbursing agent fees and expenses	(10,630)
Waiver of distribution services fee--Institutional Service Shares	(85,462)
Waiver of shareholder services fee--Institutional Shares	(636,224)
Reimbursement of investment adviser fee	(5,535)

TOTAL WAIVERS AND REIMBURSEMENT		(773,323)

Net expenses			1,710,431

Net investment income			11,340,807

Realized and Unrealized Loss on Investments:
Net realized loss on investments			(1,951,892)
Net change in unrealized appreciation of investments			(2,774,251)

Net realized and unrealized loss on investments			(4,726,143)

Change in net assets resulting from operations			$6,614,664

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended April 30	2003	2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$11,340,807	$12,777,926
Net realized loss on investments	(1,951,892)	(2,157,802)
Net change in unrealized appreciation/depreciation of investments	(2,774,251)	711,491

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,614,664	11,331,615

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(10,309,685)	(11,679,995)
Institutional Service Shares	(1,299,731)	(929,444)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,609,416)	(12,609,439)

Share Transactions:
Proceeds from sale of shares	232,362,535	171,558,296
Net asset value of shares issued to shareholders in payment of distributions declared	6,006,873	5,800,844
Cost of shares redeemed	(222,544,626)	(126,828,817)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	15,824,782	50,530,323

Change in net assets	10,830,030	49,252,499

Net Assets:
Beginning of period	260,428,123	211,175,624

End of period (including distributions in excess of net investment income of $(302,760) and $(128,188), respectively)	$271,258,153	$260,428,123

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. The investment objective of the Fund is to seek to provide current income.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgaged backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$30,727,078	$31,288,519

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Additional information on each illiquid restricted security held at April 30, 2003 is as follows:

Security	Acquisition Date	Acquisition Cost
AQ Finance NIM Trust 2002-1, Class Note, 9.50%, 6/25/2032	3/15/2002	$ 709,840

Banco Nacional de Mexico S.A., Credit Card Merchant Voucher Receivables Master Trust, Series 1996-A, Class A1, 6.25%, 12/1/2003	1/9/1997	446,268

Bayview Financial Acquisition Trust 1998-1, Class MII, 2.52%, 5/25/2029	12/8/1998	1,540,461

Bayview Financial Acquisition Trust 1998-1, Class MII2, 2.07%, 5/25/2029	3/12/1999	550,856

Bayview Financial Acquisition Trust 1998-1, Class MII2, 2.17%, 5/25/2029	12/8/1998	1,540,461

Credit-Based Asset Servicing And Securitization 1997-1, Class A1, 4.54%, 2/1/2017	2/25/1997	1,931,935

First USA Credit Card Master Trust 1999-1, Class C, 6.42%, 10/19/2006	2/6/2002	2,608,539

First Tennessee Financial Auto Securitization Trust 2002-A, Class A, 3.55%, 7/15/2008	6/10/2002	1,310,131

Great American Leasing Receivables 2002-1, Class C, 4.91%, 7/15/2007	3/22/2002	1,176,190

Greenwich Capital Acceptance 1991-4, Class B1A, 6.34%, 7/1/2019	1/7/1993	1,159,501

Merit Securities Corp. 12, Class 1B, 7.98%, 7/28/2033	5/18/1999	3,976,715

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective May 1, 2001, the Fund adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies ("the Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between investment income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gain and losses as part of investment income on the financial statements is as follows:

	As of 5/1/2001		For the Year Ended 4/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(29,152)	$(29,152)	$(50,978)	$6,365	$44,613

The Statement of Changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended April 30	2003		2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,444,506	$142,680,611	14,305,388	$125,710,219
Shares issued to shareholders in payment of distributions declared	592,882	5,136,403	591,660	5,194,032
Shares redeemed	(16,576,833)	(143,352,681)	(9,836,579)	(86,302,177)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	460,555	$4,464,333	5,060,469	$44,602,074

Year Ended April 30	2003		2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,329,944	$89,681,924	5,235,278	$45,848,077
Shares issued to shareholders in payment of distributions declared	100,441	870,470	69,083	606,812
Shares redeemed	(9,130,777)	(79,191,945)	(4,608,350)	(40,526,640)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	1,299,608	$11,360,449	696,011	$5,928,249

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,760,163	$15,824,782	5,756,480	$50,530,323

FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for post-October losses, capital loss carryforward, and amortization/accretion on fixed income securities.

For the year ended April 30, 2003, permanent differences identified and reclassified among the components of net assets were as follows:

Paid In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(5,539,213)	$94,037	$5,445,176

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended April 30, 2003 and 2002 was as follows:

	2003	2002
Ordinary income[1]	$11,609,416	$12,609,439

1 For tax purposes short-term capital gain distributions are considered ordinary income.

As of April 30, 2003, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 30,569

Unrealized depreciation	$ (1,466,244)

Capital loss carryforward	$ 16,141,150

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax treatment of amortization/accretion tax elections on fixed income securities.

At April 30, 2003, the cost of investments for federal tax purposes was $307,588,049. The net unrealized depreciation of investments for federal tax purposes was $1,466,244. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,182,548 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,648,792.

At April 30, 2003, the Fund had a capital loss carryforward of $16,141,150, which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$10,784,773

2005	$ 1,566,031

2006	$ 696,886

2007	$ 159,370

2008	$ 496,189

2011	$ 2,437,901

Under current tax regulations capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of April 30, 2003, for federal tax purposes, post October losses of $1,931,930 were deferred to May 1, 2003.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Prime Value Obligations Fund, which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of the transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Institutional Service Shares annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions) for the year ended April 30, 2003, were as follows:

Purchases	$153,355,061

Sales	$162,822,903

Purchases and sales of long-term U.S. government securities, for the year ended April 30, 2003, were as follows:

Purchases	$56,266,973

Sales	$15,378,032

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the fiscal year ended April 30, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED SHORT-TERM INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Short-Term Income Fund, one of the portfolios constituting Federated Income Securities Trust, (the "Trust"), as of April 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Ernst & Young LLP

Boston, Massachusetts
June 10, 2003

Board of Trustees and Fund Officers (unaudited)

The following table gives information about each Board member and the senior officers of the Fund. The tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Federated Fund Complex consists of 138 investment company portfolios. Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member: oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--four portfolios; CCMI Funds--two portfolios; Golden Oak® Family of Funds--seven portfolios; Regions Morgan Keegan Select Funds--nine portfolios; Riggs Funds--eight portfolios; and WesMark Funds--five portfolios. The Fund's Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND TRUSTEE Began serving: January 1986	Principal Occupations: Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000

Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1987

Principal Occupations: Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held: Member, National Board of Trustees, Leukemia Society of America.

Previous Positions: Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: October 1995

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE Began serving: November 1991

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998

Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: January 1999

Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: November 1991

Principal Occupation: Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s), Other Directorships Held and Previous Position(s)
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995

Principal Occupations: Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Consulting Partner, Mollica & Murray.

Other Directorships Held: Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions: President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: January 1986

Principal Occupations: Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: January 2000

Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Edward C. Gonzales Birth Date: October 22, 1930 EXECUTIVE VICE PRESIDENT Began serving: July 1995

Principal Occupations: Executive Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services.

Previous Positions: President and Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986

Principal Occupations: Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D. Dawson III Birth Date: March 3, 1949 CHIEF INVESTMENT OFFICER Began serving: November 1998

Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.

Previous Positions: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Position(s)
Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998

Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998

Randall S. Bauer has been the Fund's Portfolio Manager since October 1995. He is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from Pennsylvania State University.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Investors
World-Class Investment Manager

Federated Short-Term Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420C209
Cusip 31420C308

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

28528 (6/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Income Securites Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
Date            June 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        June 25, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003